UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments

Diversified Mid-Cap Growth Fund	September 30, 2009

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

Unaudited

# Portfolio of Investments ‡

(Cost and value in $000s)

| | Shares | Value |
|---|---|---|
| **COMMON STOCKS 99.9%** | | |
| **CONSUMER DISCRETIONARY 18.0%** | | |
| **Auto Components 0.4%** | | |
| Gentex | 13,400 | 190 |
| WABCO Holdings | 10,200 | 214 |
| | | 404 |
| **Diversified Consumer Services 2.2%** | | |
| Apollo Group, Class A (1) | 8,357 | 616 |
| DeVry | 12,300 | 680 |
| ITT Educational Services (1) | 3,100 | 342 |
| New Oriental Education & Technology, ADR (1) | 3,300 | 266 |
| Strayer Education | 800 | 174 |
| | | 2,078 |
| **Hotels, Restaurants & Leisure 4.0%** | | |
| Chipotle Mexican Grill, Class B (1) | 3,200 | 266 |
| Choice Hotels International | 6,600 | 205 |
| Ctrip.com International, ADR (1) | 3,800 | 223 |
| International Game Technology | 12,100 | 260 |
| Marriott, Class A | 15,816 | 436 |
| Panera Bread, Class A (1) | 5,800 | 319 |
| Starbucks (1) | 27,200 | 562 |
| Starwood Hotels & Resorts Worldwide | 8,100 | 268 |
| Tim Hortons | 13,000 | 368 |
| WMS Industries (1) | 5,850 | 261 |
| Wynn Resorts (1) | 5,100 | 361 |
| Yum! Brands | 9,600 | 324 |
| | | 3,853 |
| **Household Durables 0.4%** | | |
| KB Home | 3,400 | 57 |
| Lennar, Class A | 5,300 | 76 |

| | | |
|---|---|---|
| Pulte | 10,597 | 116 |
| Toll Brothers (1) | 5,800 | 113 |
| | | 362 |
| **Internet & Catalog Retail 0.8%** | | |
| Expedia (1) | 15,100 | 362 |
| priceline.com (1) | 2,600 | 431 |
| | | 793 |
| **Leisure Equipment & Products 0.2%** | | |
| Mattel | 10,500 | 194 |
| | | 194 |
| **Media 2.1%** | | |
| Cablevision, Class A | 9,300 | 221 |
| Central European Media Enterprises (1)(2) | 6,700 | 230 |
| CTC Media (1) | 10,300 | 162 |
| Discovery Communications, Class C (1) | 18,400 | 479 |
| DreamWorks Animation, Class A (1) | 4,700 | 167 |
| McGraw-Hill | 17,000 | 427 |
| Omnicom | 5,100 | 188 |
| Shaw Communications, Class B | 9,200 | 166 |
| | | 2,040 |
| **Multiline Retail 0.6%** | | |
| Dollar Tree (1) | 3,600 | 175 |
| Family Dollar Stores | 15,100 | 399 |
| | | 574 |
| **Specialty Retail 6.6%** | | |
| Advance Auto Parts | 6,700 | 263 |
| AnnTaylor Stores (1) | 5,500 | 87 |
| AutoZone (1) | 1,200 | 176 |
| Bed Bath & Beyond (1) | 15,700 | 589 |
| CarMax (1) | 14,800 | 309 |

| | | |
|---|---|---|
| Dick's Sporting Goods (1) | 7,000 | 157 |
| GAP | 18,800 | 402 |
| Men's Wearhouse | 6,200 | 153 |
| O'Reilly Automotive (1) | 11,600 | 419 |
| PetSmart | 10,100 | 220 |
| Ross Stores | 15,100 | 721 |
| Sherwin-Williams | 6,400 | 385 |
| Staples | 11,500 | 267 |
| Tiffany | 12,100 | 466 |
| TJX | 27,400 | 1,018 |
| TSC (1) | 4,000 | 194 |
| Urban Outfitters (1) | 9,100 | 275 |
| Williams-Sonoma (2) | 11,200 | 227 |
| | | 6,328 |
| **Textiles, Apparel & Luxury Goods 0.7%** | | |
| Coach | 21,800 | 717 |
| | | 717 |
| Total Consumer Discretionary | | 17,343 |
| **CONSUMER STAPLES 5.3%** | | |
| **Beverages 0.7%** | | |
| Brown-Forman, Class B | 14,225 | 686 |
| | | 686 |
| **Food & Staples Retailing 0.6%** | | |
| Whole Foods Market (1)(2) | 18,400 | 561 |
| | | 561 |
| **Food Products 1.3%** | | |
| Hershey Foods | 6,800 | 264 |
| J.M. Smucker | 5,400 | 286 |

| | | |
|---|---|---|
| McCormick | 20,800 | 706 |
| | | 1,256 |
| **Household Products 0.6%** | | |
| Clorox | 10,300 | 606 |
| | | 606 |
| **Personal Products 1.3%** | | |
| Avon | 25,700 | 873 |
| Mead Johnson Nutrition, Class A (2) | 7,500 | 338 |
| | | 1,211 |
| **Tobacco 0.8%** | | |
| Lorillard | 9,900 | 736 |
| | | 736 |
| Total Consumer Staples | | 5,056 |
| **ENERGY 7.8%** | | |
| **Energy Equipment & Services 3.3%** | | |
| Baker Hughes | 4,300 | 183 |
| Cameron International (1) | 13,800 | 522 |
| Complete Production Services (1) | 6,900 | 78 |
| Core Laboratories | 4,400 | 454 |
| Diamond Offshore Drilling (2) | 4,400 | 420 |
| FMC Technologies (1) | 10,200 | 533 |
| Nabors Industries (1) | 10,700 | 224 |
| Oceaneering International (1) | 5,000 | 284 |
| Smith International | 12,100 | 347 |
| TETRA Technologies (1) | 15,000 | 145 |
| | | 3,190 |
| **Oil, Gas & Consumable Fuels 4.5%** | | |
| Arch Coal | 11,646 | 258 |
| Bill Barrett (1) | 5,900 | 193 |

| | | |
|---|---|---|
| Cabot Oil & Gas | 11,100 | 397 |
| Concho Resources (1) | 16,200 | 588 |
| CONSOL Energy | 6,900 | 311 |
| Forest Oil (1) | 17,600 | 344 |
| Mariner Energy (1) | 9,100 | 129 |
| Massey Energy | 6,200 | 173 |
| Murphy Oil | 7,900 | 455 |
| Newfield Exploration (1) | 7,400 | 315 |
| Peabody Energy | 7,600 | 283 |
| SandRidge Energy (1) | 9,000 | 117 |
| Southwestern Energy (1) | 4,700 | 201 |
| Sunoco | 3,700 | 105 |
| Ultra Petroleum (1) | 9,500 | 465 |
| | | 4,334 |
| Total Energy | | 7,524 |
| **FINANCIALS 8.5%** | | |
| **Capital Markets 3.2%** | | |
| Artio Global Investors (1) | 4,300 | 112 |
| Eaton Vance | 10,200 | 286 |
| Federated Investors, Class B | 6,400 | 169 |
| Janus Capital Group | 27,600 | 391 |
| Lazard | 11,500 | 475 |
| Northern Trust | 14,800 | 861 |
| optionsXpress Holdings | 6,400 | 111 |
| SEI Investments | 9,600 | 189 |
| TD Ameritrade Holding (1) | 23,400 | 459 |
| | | 3,053 |
| **Commercial Banks 1.0%** | | |
| City National (2) | 7,500 | 292 |
| First Horizon National | 13,511 | 179 |
| KeyCorp | 49,700 | 323 |

## HEALTH CARE 14.0%

### Biotechnology 1.5%

| | | |
|---|---|---|
| Alexion Pharmaceutical (1) | 4,000 | 178 |
| Biogen Idec (1) | 3,400 | 172 |
| BioMarin Pharmaceutical (1) | 7,800 | 141 |
| Cephalon (1) | 4,400 | 256 |
| Martek Biosciences (1) | 4,800 | 109 |
| Myriad Genetics (1) | 7,200 | 197 |
| Vertex Pharmaceuticals (1) | 9,800 | 371 |
| | | 1,424 |

### Health Care Equipment & Supplies 4.6%

| | | |
|---|---|---|
| American Medical Systems (1) | 12,200 | 207 |
| ArthroCare (1) | 5,600 | 114 |
| C.R. Bard | 7,000 | 550 |
| CareFusion (1) | 24,300 | 530 |
| Dentsply International | 8,600 | 297 |
| Edwards Lifesciences (1) | 3,200 | 224 |
| Gen-Probe (1) | 3,600 | 149 |
| Hologic (1) | 9,800 | 160 |
| IDEXX Laboratories (1)(2) | 7,000 | 350 |
| Intuitive Surgical (1)(2) | 2,300 | 603 |
| Masimo (1) | 5,200 | 136 |
| ResMed (1) | 3,700 | 167 |
| St. Jude Medical (1) | 11,800 | 461 |
| Varian Medical Systems (1) | 6,100 | 257 |
| Zimmer Holdings (1) | 3,200 | 171 |
| | | 4,376 |

### Health Care Providers & Services 3.6%

| | | |
|---|---|---|
| CIGNA | 5,600 | 157 |
| Community Health System (1) | 6,900 | 221 |
| Coventry Health Care (1) | 6,400 | 128 |

| | | |
|---|---|---|
| DaVita (1) | 6,149 | 348 |
| Express Scripts (1) | 4,900 | 380 |
| Health Net (1) | 7,400 | 114 |
| Henry Schein (1) | 6,700 | 368 |
| Humana (1) | 4,900 | 183 |
| Laboratory Corporation of America (1) | 6,000 | 394 |
| Lincare Holdings (1) | 3,300 | 103 |
| McKesson | 3,800 | 226 |
| Patterson Companies (1) | 6,900 | 188 |
| Quest Diagnostics | 12,000 | 626 |
| | | 3,436 |
| **Health Care Technology 0.6%** | | |
| Allscripts Misys Healthcare Solution | 9,800 | 199 |
| Cerner (1) | 5,400 | 404 |
| | | 603 |
| **Life Sciences Tools & Services 2.9%** | | |
| Charles River Laboratories International (1) | 5,600 | 207 |
| Covance (1) | 2,900 | 157 |
| Illumina (1) | 13,500 | 574 |
| Life Technologies (1) | 9,300 | 433 |
| Mettler-Toledo International (1) | 3,300 | 299 |
| Millipore (1) | 2,300 | 162 |
| Qiagen NV (1)(2) | 10,600 | 226 |
| Techne | 6,400 | 400 |
| Waters Corporation (1) | 6,000 | 335 |
| | | 2,793 |
| **Pharmaceuticals 0.8%** | | |
| Allergan | 6,604 | 375 |
| Elan, ADR (1) | 12,900 | 92 |
| Shire, ADR | 3,700 | 193 |

| | | |
|---|---|---|
| Warner Chilcott (1) | 7,000 | 151 |
| | | 811 |
| Total Health Care | | 13,443 |

## INDUSTRIALS & BUSINESS SERVICES 14.9%

**Aerospace & Defense 2.7%**

| | | |
|---|---|---|
| Alliant Techsystems (1) | 2,700 | 210 |
| Empresa Brasiliera, ADR (1) | 8,600 | 197 |
| Goodrich | 10,100 | 549 |
| ITT | 3,600 | 188 |
| Precision Castparts | 7,500 | 764 |
| Rockwell Collins | 8,900 | 452 |
| Transdigm Group (1) | 4,400 | 219 |
| | | 2,579 |

**Air Freight & Logistics 1.2%**

| | | |
|---|---|---|
| C.H. Robinson Worldwide | 10,000 | 578 |
| Expeditors International of Washington | 16,900 | 594 |
| | | 1,172 |

**Airlines 0.3%**

| | | |
|---|---|---|
| SkyWest | 7,700 | 128 |
| Southwest Airlines | 14,300 | 137 |
| | | 265 |

**Commercial Services & Supplies 1.8%**

| | | |
|---|---|---|
| American Reprographics (1) | 10,200 | 97 |
| Copart (1) | 5,600 | 186 |
| Republic Services | 11,950 | 317 |
| Ritchie Brothers Auctioneers (2) | 18,100 | 444 |
| Stericycle (1) | 11,200 | 543 |
| Waste Connections (1) | 5,300 | 153 |
| | | 1,740 |

| | | |
|---|---|---|
| **Construction & Engineering 1.4%** | | |
| Fluor | 11,800 | 600 |
| Foster Wheeler (1) | 11,200 | 357 |
| Quanta Services (1) | 19,500 | 432 |
| | | 1,389 |
| **Electrical Equipment 1.3%** | | |
| AMETEK | 8,950 | 313 |
| General Cable (1) | 7,000 | 274 |
| GT Solar International (1)(2) | 18,300 | 106 |
| II-VI (1) | 6,300 | 160 |
| Rockwell Automation | 9,200 | 392 |
| | | 1,245 |
| **Industrial Conglomerates 0.8%** | | |
| McDermott International (1) | 19,700 | 498 |
| Roper Industries | 5,100 | 260 |
| | | 758 |
| **Machinery 2.9%** | | |
| Cummins Engine | 6,500 | 291 |
| Donaldson | 9,000 | 312 |
| Flowserve | 2,900 | 286 |
| Graco | 6,400 | 179 |
| Harsco | 5,000 | 177 |
| IDEX | 6,375 | 178 |
| Joy Global | 7,800 | 382 |
| PACCAR | 5,100 | 192 |
| Pall | 6,700 | 216 |
| Terex (1) | 10,900 | 226 |
| Valmont Industries | 2,700 | 230 |
| Wabtec | 3,700 | 139 |
| | | 2,808 |

| | | |
|---|---|---|
| **Professional Services 1.2%** | | |
| Corporate Executive Board | 5,500 | 137 |
| Dun & Bradstreet | 5,100 | 384 |
| Equifax | 5,100 | 149 |
| Manpower | 3,300 | 187 |
| Robert Half International | 10,000 | 250 |
| | | 1,107 |
| **Road & Rail 0.5%** | | |
| Landstar System | 12,700 | 483 |
| | | 483 |
| **Trading Companies & Distributors 0.8%** | | |
| Fastenal (2) | 7,800 | 302 |
| W. W. Grainger | 5,400 | 482 |
| | | 784 |
| Total Industrials & Business Services | | 14,330 |
| **INFORMATION TECHNOLOGY 23.9%** | | |
| **Communications Equipment 1.4%** | | |
| F5 Networks (1) | 6,300 | 250 |
| JDS Uniphase (1) | 16,100 | 114 |
| Juniper Networks (1) | 23,400 | 632 |
| Palm (1)(2) | 19,600 | 342 |
| | | 1,338 |
| **Computers & Peripherals 1.6%** | | |
| Logitech International (1) | 9,400 | 173 |
| NetApp (1) | 19,600 | 523 |
| QLogic (1) | 13,800 | 237 |
| Seagate Technology | 37,200 | 566 |
| | | 1,499 |

| | | |
|---|---|---|
| **Electronic Equipment, Instruments & Components 2.5%** | | |
| Amphenol, Class A | 8,800 | 332 |
| Cogent (1) | 12,200 | 123 |
| Dolby Laboratories, Class A (1) | 11,000 | 420 |
| First Solar (1)(2) | 2,100 | 321 |
| FLIR Systems (1) | 7,000 | 196 |
| Itron (1) | 3,500 | 224 |
| Jabil Circuit | 12,300 | 165 |
| National Instruments | 7,550 | 209 |
| Trimble Navigation (1) | 17,400 | 416 |
| | | 2,406 |
| **Internet Software & Services 1.8%** | | |
| Baidu, ADR (1) | 500 | 196 |
| Digital River (1) | 6,300 | 254 |
| Monster Worldwide (1) | 11,100 | 194 |
| Rackspace Hosting (1)(2) | 12,800 | 218 |
| Sina (1) | 5,000 | 190 |
| VeriSign (1) | 15,000 | 355 |
| Vistaprint (1)(2) | 5,900 | 299 |
| | | 1,706 |
| **IT Services 3.7%** | | |
| Cognizant Technology Solutions (1) | 15,800 | 611 |
| Computer Sciences (1) | 3,400 | 179 |
| Fidelity National Information | 6,700 | 171 |
| Fiserv (1) | 4,500 | 217 |
| Genpact (1) | 16,300 | 201 |
| Global Payments | 5,300 | 248 |
| Hewitt Associates, Class A (1) | 5,200 | 189 |
| Iron Mountain (1)(2) | 10,899 | 291 |
| Neustar, Class A (1) | 7,100 | 160 |
| Paychex | 23,900 | 694 |

| | | |
|---|---|---|
| Western Union | 32,200 | 609 |
| | | 3,570 |
| **Office Electronics 0.1%** | | |
| Zebra Technologies (1) | 5,850 | 152 |
| | | 152 |
| **Semiconductor & Semiconductor Equipment 6.4%** | | |
| Altera | 29,100 | 597 |
| Analog Devices | 15,800 | 436 |
| Broadcom, Class A (1) | 12,900 | 396 |
| Cymer (1) | 5,600 | 217 |
| Fairchild Semiconductor, Class A (1) | 9,000 | 92 |
| Intersil Holding, Class A | 10,100 | 155 |
| KLA-Tencor | 3,800 | 136 |
| Lam Research (1) | 5,400 | 184 |
| Linear Technology | 19,700 | 544 |
| Marvell Technology Group (1) | 36,000 | 583 |
| Maxim Integrated Products | 10,400 | 189 |
| MEMC Electronic Materials (1) | 8,400 | 140 |
| Microchip Technology | 14,100 | 374 |
| National Semiconductor | 12,100 | 173 |
| NVIDIA (1) | 31,700 | 476 |
| ON Semiconductor (1) | 18,500 | 153 |
| Silicon Laboratories (1) | 6,600 | 306 |
| Teradyne (1) | 19,200 | 177 |
| Varian Semiconductor Equipment (1) | 6,400 | 210 |
| Xilinx | 28,000 | 656 |
| | | 6,194 |
| **Software 6.4%** | | |
| Adobe Systems (1) | 11,300 | 373 |
| Ansys (1) | 7,900 | 296 |
| Autodesk (1) | 15,800 | 376 |
| BMC Software (1) | 11,600 | 435 |

| | | |
|---|---|---|
| CA | 16,100 | 354 |
| Check Point Software Technologies (1) | 6,900 | 196 |
| Citrix Systems (1)(2) | 9,100 | 357 |
| Electronic Arts (1) | 10,300 | 196 |
| FactSet Research Systems (2) | 6,250 | 414 |
| Intuit (1) | 24,400 | 695 |
| Jack Henry & Associates | 5,900 | 139 |
| McAfee (1) | 17,100 | 749 |
| Red Hat (1) | 20,900 | 578 |
| Rovi (1) | 7,000 | 235 |
| Salesforce.com (1) | 8,200 | 467 |
| Symantec (1) | 8,400 | 138 |
| Synopsys (1) | 7,500 | 168 |
| | | 6,166 |
| Total Information Technology | | 23,031 |
| **MATERIALS 4.7%** | | |
| **Chemicals 2.4%** | | |
| Air Products & Chemicals | 3,900 | 303 |
| Albermarle | 5,900 | 204 |
| CF Industries | 2,700 | 233 |
| Ecolab | 13,300 | 615 |
| Intrepid Potash (1) | 8,500 | 201 |
| Sigma Aldrich | 5,400 | 291 |
| Sociedad Quimica y Minera, ADR | 6,400 | 250 |
| Terra Industries | 6,000 | 208 |
| | | 2,305 |
| **Construction Materials 0.4%** | | |
| Vulcan Materials | 6,400 | 346 |
| | | 346 |

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund ultimately realizes on the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncement
 On January 1, 2009, the fund adopted new accounting guidance that requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance, and cash flows. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The fund’s investments are summarized by level, based on the inputs used to determine their values. On September 30, 2009, all of the fund’s investments were classified as Level 1.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. At September 30, 2009, the value of loaned securities was $3,902,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2009, the cost of investments for federal income tax purposes was $94,629,000. Net unrealized gain aggregated $5,730,000 at period-end, of which $16,736,000 related to appreciated investments and $11,006,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 19, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	November 19, 2009